As filed with the Securities and Exchange Commission on March 1, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-21897

Manager Directed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Douglas J. Neilson, President
Manager Directed Portfolios
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
 (Name and address of agent for service)

Registrant's telephone number, including area code: (414) 287-3101

Date of fiscal year end:  March 31, 2018

Date of reporting period:  December 31, 2017

Item 1. Schedules of Investments.

Pemberwick Fund
Schedule of Investments
December 31, 2017 (Unaudited)

	Par
	Value($)	Value($)
CORPORATE BONDS AND NOTES - 70.6%
Basic Materials - 0.0%
Praxair, Inc.
1.250%, 11/07/2018	$30,000	$29,880

Communications - 5.4%
AT&T, Inc.
2.372% (3 Month LIBOR USD + 0.910%), 11/27/2018 (a)	2,000,000	2,012,213
2.672% (3 Month LIBOR USD + 0.950%), 07/15/2021 (a)	5,000,000	5,071,081
Cisco Systems, Inc.
4.950%, 02/15/2019	25,000	25,814
2.125%, 03/01/2019	105,000	105,128
The Walt Disney Co.
1.650%, 01/08/2019	17,000	16,951
1.789% (3 Month LIBOR USD + 0.310%), 05/30/2019 (a)	1,000,000	1,003,474
1.800%, 06/05/2020	30,000	29,760
Verizon Communications
2.370% (3 Month LIBOR USD + 0.770%), 06/17/2019 (a)	3,000,000	3,025,532
		11,289,953
Consumer, Cyclical - 0.5%
American Honda Finance
2.271% (3 Month LIBOR USD + 0.830%), 02/22/2019 (a)	500,000	503,958
1.950%, 07/20/2020	100,000	99,243
Costco Wholesale Corp.
2.150%, 05/18/2021	50,000	49,798
Home Depot, Inc.
2.000%, 06/15/2019	30,000	30,016
McDonald's Corp.
5.350%, 03/01/2018	10,000	10,060
Paccar Financial Corp.
1.300%, 05/10/2019	12,000	11,872
Toyota Motor Credit Corp.
1.375%, 01/10/2018	30,000	29,998
2.000%, 10/24/2018	25,000	25,034
2.100%, 01/17/2019	68,000	68,166
2.125%, 07/18/2019	40,000	40,006
2.150%, 09/08/2022	30,000	29,538
Wal-Mart Stores, Inc.
1.125%, 04/11/2018	40,000	39,992
3.250%, 10/25/2020	30,000	30,918
1.900%, 12/15/2020	30,000	29,817
		998,416

Consumer, Non-cyclical - 2.5%
Abbvie, Inc.
1.800%, 05/14/2018	2,000,000	1,999,198
Astrazeneca PLC
2.156% (3 Month LIBOR USD + 0.620%), 06/10/2022 (a)(f)	2,000,000	2,003,335
Bristol-Myers Squibb Co.
1.750%, 03/01/2019	50,000	49,837
Colgate-Palmolive Co.
2.250%, 11/15/2022	75,000	74,388
Danaher Corp.
2.400%, 09/15/2020	25,000	25,102
Eli Lilly & Co.
2.350%, 05/15/2022	70,000	69,840
GlaxoSmithKline Capital, Inc.
5.650%, 05/15/2018	15,000	15,207
Johnson & Johnson
1.125%, 03/01/2019	30,000	29,702
2.250%, 03/03/2022	60,000	59,953
Merck & Co., Inc.
1.100%, 01/31/2018	488,000	487,761
1.850%, 02/10/2020	14,000	13,925
Novartis Capital Corp.
1.800%, 02/14/2020	70,000	69,504
Pepsico, Inc.
1.500%, 02/22/2019	15,000	14,933
1.550%, 05/02/2019	50,000	49,730
2.150%, 10/14/2020	60,000	59,931
Pfizer, Inc.
1.700%, 12/15/2019	50,000	49,694
The Coca-Cola Co.
1.650%, 03/14/2018	30,000	29,994
1.375%, 05/30/2019	20,000	19,835
2.200%, 05/25/2022	50,000	49,658
The Procter & Gamble Co.
1.900%, 10/23/2020	15,000	14,924
1.700%, 11/03/2021	60,000	58,571
		5,245,022
Energy - 0.2%
Chevron Corp.
1.365%, 03/02/2018	90,000	89,942
1.718%, 06/24/2018	35,000	35,002
1.790%, 11/16/2018	50,000	49,927
4.950%, 03/03/2019	20,000	20,672
EOG Resources, Inc.
5.625%, 06/01/2019	15,000	15,698
Exxon Mobil Corp.
1.305%, 03/06/2018	50,000	49,955
1.819%, 03/15/2019	100,000	99,851
Occidental Petroleum Corp.
1.500%, 02/15/2018	60,000	59,963
Statoil ASA
6.700%, 01/15/2018 (f)	10,000	10,016
		431,026

Financial - 57.3%
American Express Co.
2.383% (3 Month LIBOR USD + 0.610%), 08/01/2022 (a)	2,500,000	2,498,616
American Express Credit Corp.
2.567% (3 Month LIBOR USD + 0.780%), 11/05/2018 (a)	500,000	502,568
1.906% (3 Month LIBOR USD + 0.490%), 08/15/2019 (a)	3,118,000	3,130,738
2.250%, 08/15/2019	95,000	95,211
2.337% (3 Month LIBOR USD + 0.570%), 10/30/2019 (a)	1,000,000	1,005,596
2.187% (3 Month LIBOR USD + 0.700%), 03/03/2022 (a)	1,990,000	2,002,022
Banco Santander SA
2.552% (3 Month LIBOR USD + 1.090%), 02/23/2023 (a)(f)	3,000,000	3,020,548
Bank Of America Corp.
2.600%, 01/15/2019	2,000,000	2,007,020
2.650%, 04/01/2019	60,000	60,347
3.159% (3 Month LIBOR USD + 1.420%), 04/19/2021 (a)	3,500,000	3,615,027
2.405% (3 Month LIBOR USD + 0.660%), 07/21/2021 (a)	1,000,000	1,005,125
2.345% (3 Month LIBOR USD + 0.650%), 10/01/2021 (a)	1,000,000	1,005,042
2.925% (3 Month LIBOR USD + 1.180%), 10/21/2022 (a)	500,000	510,150
Bank Of New York Mellon Corp.
2.200%, 03/04/2019	59,000	59,172
4.600%, 01/15/2020	30,000	31,385
2.450%, 11/27/2020	35,000	35,142
2.817% (3 Month LIBOR USD + 1.050%), 10/30/2023 (a)	9,075,000	9,330,039
Bank Of Nova Scotia
1.450%, 04/25/2018 (f)	2,000,000	1,998,362
2.552% (3 Month LIBOR USD + 0.830%), 01/15/2019 (a)(f)	1,000,000	1,006,501
2.112% (3 Month LIBOR USD + 0.390%), 07/14/2020 (a)(f)	1,000,000	1,002,541
2.155% (3 Month LIBOR USD + 0.640%), 03/07/2022 (a)(f)	5,900,000	5,921,357
BB&T Corp.
2.345% (3 Month LIBOR USD + 0.650%), 04/01/2022 (a)	3,600,000	3,629,366
Berkshire Hathaway Finance Corp.
1.300%, 05/15/2018	8,000	7,982
5.400%, 05/15/2018	60,000	60,753
Berkshire Hathaway, Inc.
1.550%, 02/09/2018	100,000	99,950
BlackRock, Inc.
5.000%, 12/10/2019	75,000	78,882
Capital One Bank USA, N.A.
2.150%, 11/21/2018	1,000,000	1,000,238
Capital One Financial Co.
2.486% (3 Month LIBOR USD + 0.950%), 03/09/2022 (a)	3,000,000	3,010,454
Capital One, N.A.
1.500%, 03/22/2018	500,000	499,401
2.400%, 09/05/2019	515,000	514,462
2.611% (3 Month LIBOR USD + 0.820%), 08/08/2022 (a)	2,000,000	1,999,884
2.917% (3 Month LIBOR USD + 1.150%), 01/30/2023 (a)	3,000,000	3,018,887
Charles Schwab Corp.
2.200%, 07/25/2018	40,000	40,054
Chubb Corp.
5.750%, 05/15/2018	35,000	35,482

Citigroup, Inc.
2.500%, 09/26/2018	3,000,000	3,009,128
3.073% (3 Month LIBOR USD + 1.380%), 03/30/2021 (a)	550,000	563,261
2.968% (3 Month LIBOR USD + 1.190%), 08/02/2021 (a)	570,000	580,919
2.593% (3 Month LIBOR USD + 1.070%), 12/08/2021 (a)	5,000,000	5,083,308
2.691% (3 Month LIBOR USD + 0.950%), 07/24/2023 (a)	750,000	756,603
Credit Suisse Group AG
1.750%, 01/29/2018 (f)	1,000,000	1,000,019
2.068% (3 Month LIBOR USD + 0.690%), 01/29/2018 (a)(f)	3,900,000	3,901,134
1.700%, 04/27/2018 (f)	1,000,000	999,301
2.054% (3 Month LIBOR USD + 0.680%), 04/27/2018 (a)(f)	1,000,000	1,001,515
2.774% (3 Month LIBOR USD + 1.200%), 12/14/2023 (Acquired 10/13/2017, Cost $2,023,847) (a)(e)(f)	2,000,000	2,020,342
Deutsche Bank
2.692% (3 Month LIBOR USD + 0.970%), 07/13/2020 (a)(f)	8,000,000	8,017,071
Goldman Sachs Group, Inc.
6.150%, 04/01/2018	30,000	30,306
7.500%, 02/15/2019	2,130,000	2,251,512
2.300%, 12/13/2019	2,000,000	1,999,419
2.904% (3 Month LIBOR USD + 1.160%), 04/23/2020 (a)	1,444,000	1,466,721
3.105% (3 Month LIBOR USD + 1.360%), 04/23/2021 (a)	1,000,000	1,025,076
2.586% (3 Month LIBOR USD + 1.170%), 11/15/2021 (a)	2,000,000	2,030,072
2.862% (3 Month LIBOR USD + 1.110%), 04/26/2022 (a)	1,141,000	1,154,818
HSBC USA, Inc.
1.700%, 03/05/2018	1,000,000	999,722
2.563% (3 Month LIBOR USD + 0.770%), 08/07/2018 (a)	1,000,000	1,003,324
JPMorgan Chase & Co.
1.917% (3 Month LIBOR USD + 0.550%), 04/25/2018 (a)	830,000	830,985
Morgan Stanley
3.025% (3 Month LIBOR USD + 1.280%), 04/25/2018 (a)	2,725,000	2,734,028
2.484% (3 Month LIBOR USD + 0.740%), 07/23/2019 (a)	1,000,000	1,006,368
2.213% (3 Month LIBOR USD + 0.800%), 02/14/2020 (a)	300,000	301,245
2.925% (3 Month LIBOR USD + 1.180%), 01/20/2022 (a)	1,900,000	1,932,276
2.675% (3 Month LIBOR USD + 0.930%), 07/22/2022 (a)	1,000,000	1,008,543
3.141% (3 Month LIBOR USD + 1.400%), 10/24/2023 (a)	3,000,000	3,087,410
National Rural Utilities Cooperative Finance Corp.
5.450%, 02/01/2018	50,000	50,136
Northern Trust Corp.
3.450%, 11/04/2020	25,000	25,753
3.375%, 08/23/2021	25,000	25,726
PNC Bank, N.A.
2.400%, 10/18/2019	3,000,000	3,004,858
State Street Corp.
1.350%, 05/15/2018	92,000	91,861
1.950%, 05/19/2021	25,000	24,649
Suntrust Banks, Inc.
2.350%, 11/01/2018	1,456,000	1,460,190
The Travelers Companies, Inc.
3.900%, 11/01/2020	50,000	52,014
UBS AG
2.375% (3 Month LIBOR USD + 0.700%), 03/26/2018 (a)(f)	2,750,000	2,754,020
U.S. Bancorp
2.200%, 04/25/2019 (g)	75,000	75,220

Visa, Inc.
2.150%, 09/15/2022	50,000	49,331
Wells Fargo & Co.
5.750%, 02/01/2018	440,000	441,369
2.374% (3 Month LIBOR USD + 0.630%), 04/23/2018 (a)	127,000	127,180
2.150%, 01/30/2020	200,000	199,611
2.447% (3 Month LIBOR USD + 0.680%), 01/30/2020 (a)	2,000,000	2,017,157
2.500%, 03/04/2021	30,000	29,997
2.827% (3 Month LIBOR USD + 1.340%), 03/04/2021 (a)	2,500,000	2,570,255
4.600%, 04/01/2021	60,000	63,785
2.100%, 07/26/2021	110,000	108,202
2.741% (3 Month LIBOR USD + 0.930%), 02/11/2022 (a)	1,000,000	1,012,925
2.851% (3 Month LIBOR USD + 1.110%), 01/24/2023 (a)	2,000,000	2,040,907
		119,857,876
Industrial - 2.1%
Boeing Co.
0.950%, 05/15/2018	50,000	49,866
Caterpillar Financial Services Corp.
1.500%, 02/23/2018	20,000	19,992
1.800%, 11/13/2018	25,000	24,972
2.100%, 06/09/2019	15,000	15,009
2.250%, 12/01/2019	20,000	20,035
Emerson Electric Co.
4.875%, 10/15/2019	45,000	47,040
General Electric Co.
5.625%, 05/01/2018	80,000	80,957
6.000%, 08/07/2019	50,000	52,986
5.500%, 01/08/2020	20,000	21,241
4.000% (3 Month LIBOR USD + 2.280%), 12/29/2049, Callable 06/15/2022 at $100.0 (a)(b)	1,234,000	1,201,114
Honeywell International
1.800%, 10/30/2019	60,000	59,692
Illinois Tool Works, Inc.
1.950%, 03/01/2019	50,000	49,924
John Deere Capital Corp.
1.600%, 07/13/2018	18,000	17,979
1.750%, 08/10/2018	20,000	19,999
2.274% (3 Month LIBOR USD + 0.570%), 01/08/2019 (a)	500,000	502,471
1.950%, 06/22/2020	75,000	74,490
Precision Castparts Corp.
1.250%, 01/15/2018	45,000	44,987
Stanley Black & Decker, Inc.
2.451%, 11/17/2018	1,000,000	1,003,230
United Parcel Service
2.350%, 05/16/2022	50,000	49,800
United Technologies Corp.
1.778%, 05/04/2018 (a)(c)	1,000,000	998,551
		4,354,335
Technology - 2.3%
Apple, Inc.
2.274% (3 Month LIBOR USD + 0.820%), 02/22/2019 (a)	1,000,000	1,009,018
1.550%, 02/07/2020	10,000	9,893
1.900%, 02/07/2020	45,000	44,876
1.800%, 05/11/2020	50,000	49,591
2.250%, 02/23/2021	13,000	12,989
1.550%, 08/04/2021	138,000	134,125

HP, Inc. 2.662% (3 Month LIBOR USD + 0.940%), 01/14/2019 (a)
	1,500,000	1,505,668
2.750%, 01/14/2019	1,500,000	1,506,341
Intel Corp.
3.300%, 10/01/2021	50,000	51,874
Microsoft Corp.
1.000%, 05/01/2018	60,000	59,902
1.300%, 11/03/2018	34,000	33,883
4.200%, 06/01/2019	30,000	30,917
1.550%, 08/08/2021	45,000	43,833
Oracle Corp.
2.375%, 01/15/2019	15,000	15,064
5.000%, 07/08/2019	30,000	31,315
2.500%, 05/15/2022	130,000	130,267
Qualcomm, Inc.
2.100%, 05/20/2020	50,000	49,804
		4,719,360
Utilities - 0.3%
DTE Electric Co.
3.900%, 06/01/2021	55,000	57,422
Duke Energy Carolinas LLC
5.250%, 01/15/2018	35,000	35,040
4.300%, 06/15/2020	25,000	26,192
3.900%, 06/15/2021	25,000	26,129
Duke Energy Florida LLC
5.650%, 06/15/2018	25,000	25,425
Entergy Louisiana LLC
3.950%, 10/01/2020	50,000	51,868
Kansas City Power & Light Co.
7.150%, 04/01/2019	20,000	21,168
Kentucky Utilities Co.
3.250%, 11/01/2020	30,000	30,744
MidAmerican Energy Co.
5.300%, 03/15/2018	30,000	30,218
Northern States Power Co.
2.200%, 08/15/2020	30,000	29,983
PacifiCorp
5.650%, 07/15/2018	25,000	25,515
Public Service Co. of Colorado
3.200%, 11/15/2020	30,000	30,645
Public Service Electric & Gas Co.
1.800%, 06/01/2019	25,000	24,878
2.000%, 08/15/2019	75,000	74,815
San Diego Gas & Electric Co.
3.000%, 08/15/2021	30,000	30,674
Southern California Edison Co.
5.500%, 08/15/2018	45,000	45,999
3.875%, 06/01/2021	40,000	41,871
Wisconsin Electric Power Co.
1.700%, 06/15/2018	25,000	24,991
Wisconsin Power & Light Co.
5.000%, 07/15/2019	25,000	26,032
		659,609
TOTAL CORPORATE BONDS AND NOTES (Cost $147,192,753)		147,585,477

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.6%
Federal Home Loan Mortgage Corporation REMICS - 0.3%
Series 2526, Class FI
2.559% (1 Month LIBOR USD + 1.000%), 02/15/2032 (a)	58,709	60,120
Series 2564, Class HJ
5.000%, 02/15/2018	261	262
Series 2611, Class UH
4.500%, 05/15/2018	1,193	1,196
Series 2617, Class GR
4.500%, 05/15/2018	1,280	1,283
Series 2617, Class TK
4.500%, 05/15/2018	2,264	2,271
Series 2627, Class MC
4.500%, 06/15/2018	2,670	2,678
Series 2649, Class KA
4.500%, 07/15/2018	1,769	1,775
Series 2693, Class PE
4.500%, 10/15/2018	3,216	3,226
Series 2746, Class EG
4.500%, 02/15/2019	4,143	4,157
Series 2814, Class GB
5.000%, 06/15/2019	913	913
Series 2881, Class AE
5.000%, 08/15/2034	8,538	8,803
Series 2933, Class HD
5.500%, 02/15/2035	16,364	17,721
Series 2989, Class TG
5.000%, 06/15/2025	28,883	30,744
Series 3002, Class YD
4.500%, 07/15/2025	11,831	12,534
Series 3786, Class NA
4.500%, 07/15/2040	74,921	78,818
Series 3843, Class GH
3.750%, 10/15/2039	40,354	41,342
Series 3917, Class AB
1.750%, 07/15/2026	134,368	132,447
Series 4305, Class A
3.500%, 06/15/2048	97,785	100,035
Series 4305, Class KA
3.000%, 03/15/2038	53,148	53,452
		553,777
Federal National Mortgage Association REMICS - 0.2%
Series 2003-92, Class PE
4.500%, 09/25/2018	2,720	2,726
Series 2005-40, Class YG
5.000%, 05/25/2025	25,063	26,428
Series 2005-48, Class AR
5.500%, 02/25/2035	10,669	10,938
Series 2005-62, Class CQ
4.750%, 07/25/2035	5,164	5,303
Series 2005-64, Class PL
5.500%, 07/25/2035	39,561	43,129
Series 2005-68, Class PG
5.500%, 08/25/2035	29,033	31,698
Series 2005-83, Class LA

5.500%, 10/25/2035	16,417	17,953
Series 2006-57, Class AD
5.750%, 06/25/2036	71,493	75,288
Series 2007-27, Class MQ
5.500%, 04/25/2027	7,392	8,094
Series 2007-39, Class NA
4.250%, 01/25/2037	2,350	2,362
Series 2009-47, Class PA
4.500%, 07/25/2039	5,563	5,685
Series 2011-113, Class NE
4.000%, 03/25/2040	15,476	15,539
Series 2011-122, Class A
3.000%, 12/25/2025	45,253	45,485
Series 2013-83, Class CA
3.500%, 10/25/2037	68,090	69,460
Series 2014-23, Class PA
3.500%, 08/25/2036	87,731	89,916
		450,004
Government National Mortgage Association REMICS- 0.1%
Series 2002-22, Class GF
6.500%, 03/20/2032	34,417	39,423
Series 2002-51, Class D
6.000%, 07/20/2032	39,263	43,792
Series 2007-11, Class PE
5.500%, 03/20/2037	20,505	22,953
Series 2008-50, Class NA
5.500%, 03/16/2037	5,667	5,795
Series 2013-88, Class WA
5.018%, 06/20/2030 (a)	105,808	111,546
Series 2013-113, Class UB
3.000%, 11/20/2038	52,923	53,269
		276,778
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,275,843)		1,280,559

U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.8%
Federal Home Loan Bank - 0.9%
0.875%, 03/19/2018	400,000	399,588
1.250%, 06/08/2018	340,000	339,528
2.000%, 09/14/2018	75,000	75,124
1.750%, 12/14/2018	595,000	594,477
1.250%, 01/16/2019	200,000	198,764
1.000%, 09/26/2019	300,000	295,360
		1,902,841
Federal Home Loan Mortgage Corp. - 0.3%
0.875%, 10/12/2018	125,000	124,144
1.500%, 01/17/2020	355,000	351,700
5.500%, 04/01/2021, Gold Pool #G11941	15,286	15,828
5.500%, 11/01/2021, Gold Pool #G12454	7,843	8,158
5.500%, 04/01/2023, Gold Pool #G13145	16,564	17,425
4.000%, 02/01/2026, Gold Pool #J14494	43,594	45,478
4.000%, 06/01/2026, Gold Pool #J15974	14,406	15,050
4.500%, 06/01/2029, Gold Pool #C91251	13,708	14,597
4.500%, 12/01/2029, Gold Pool #C91281	26,885	28,618
4.500%, 04/01/2030, Gold Pool #C91295	14,450	15,422
		636,420

Federal National Mortgage Association - 0.6%
1.125%, 07/20/2018	390,000	388,905
2.000%, 01/05/2022	610,000	606,251
6.000%, 09/01/2019, Pool #735439	380	386
5.500%, 06/01/2020, Pool #888601	1,114	1,131
5.000%, 05/01/2023, Pool #254762	10,677	11,469
5.500%, 01/01/2024, Pool #AD0471	8,439	8,800
5.000%, 12/01/2025, Pool #256045	22,731	24,436
5.500%, 05/01/2028, Pool #257204	19,630	21,504
4.000%, 08/01/2029, Pool #MA0142	23,498	24,764
5.500%, 04/01/2037, Pool #AD0249	27,672	30,687
7.000%, 04/01/2037, Pool #888366	7,355	8,609
5.000%, 10/01/2039, Pool #AC3237	56,249	61,400
		1,188,342
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $3,736,298)		3,727,603

U.S. TREASURY OBLIGATIONS - 19.0%
U.S. Treasury Notes - 19.0%
0.625%, 04/30/2018	750,000	748,086
1.000%, 05/31/2018	1,115,000	1,112,780
1.375%, 07/31/2018	1,200,000	1,198,471
2.250%, 07/31/2018	180,000	180,678
1.500%, 08/31/2018	430,000	429,516
0.750%, 09/30/2018	505,000	501,450
1.250%, 10/31/2018	1,915,000	1,907,488
1.250%, 11/30/2018	700,000	696,626
1.500%, 12/31/2018	460,000	458,574
1.250%, 01/31/2019	1,585,000	1,575,198
1.500%, 01/31/2019	1,150,000	1,145,853
1.375%, 02/28/2019	380,000	377,962
1.500%, 02/28/2019	355,000	353,609
1.625%, 03/31/2019	740,000	737,883
1.625%, 04/30/2019	1,875,000	1,869,346
1.500%, 05/31/2019	1,395,000	1,388,124
1.000%, 06/30/2019	380,000	375,289
1.625%, 06/30/2019	650,000	647,780
0.875%, 07/31/2019	755,000	743,613
1.625%, 07/31/2019	180,000	179,349
1.000%, 08/31/2019	1,015,000	1,000,694
1.750%, 09/30/2019	1,040,000	1,037,702
1.500%, 10/31/2019	200,000	198,624
1.500%, 11/30/2019	410,000	407,020
1.125%, 12/31/2019	640,000	630,518
1.625%, 12/31/2019	220,000	218,850
1.250%, 01/31/2020	850,000	838,753
1.375%, 01/31/2020	250,000	247,361
1.375%, 02/29/2020	380,000	375,715
1.125%, 03/31/2020	300,000	294,889
1.375%, 04/30/2020	2,020,000	1,995,063
1.500%, 05/31/2020	1,460,000	1,445,660
1.625%, 06/30/2020	220,000	218,386
1.875%, 06/30/2020	200,000	199,747
1.625%, 07/31/2020	2,030,000	2,014,441
2.000%, 07/31/2020	310,000	310,530
1.375%, 08/31/2020	1,230,000	1,212,076

1.375%, 09/30/2020	1,625,000	1,600,314
1.375%, 10/31/2020	1,650,000	1,623,463
1.750%, 10/31/2020	450,000	447,482
1.625%, 11/30/2020	490,000	485,118
2.000%, 11/30/2020	390,000	390,395
1.750%, 12/31/2020	650,000	645,521
1.375%, 01/31/2021	2,620,000	2,570,275
2.125%, 01/31/2021	345,000	346,248
1.125%, 02/28/2021	615,000	598,103
1.250%, 03/31/2021	720,000	702,286
1.375%, 04/30/2021	505,000	494,105
1.375%, 05/31/2021	180,000	175,966
2.250%, 07/31/2021	260,000	261,536
2.000%, 10/31/2021	150,000	149,369
TOTAL U.S. TREASURY OBLIGATIONS (Cost $40,106,337)		39,763,885
	Shares
SHORT-TERM INVESTMENTS - 7.6%
MONEY MARKET FUNDS - 7.6%
Fidelity Government Portfolio - Class I, 1.14% (d)	15,957,939	15,957,939
TOTAL SHORT-TERM INVESTMENTS (Cost $15,957,939)		15,957,939
TOTAL INVESTMENTS (Cost $208,269,170) - 99.6%		208,315,463
Other Assets in Excess of Liabilities - 0.4%		757,195
TOTAL NET ASSETS - 100.0%		$209,072,658

Percentages are stated as a percent of net assets.
	PLC - Public Limited Company
	REMICS - Real Estate Mortgage Investment Conduits
(a)	Variable or Floating Rate Security. The rate shown represents the rate at December 31, 2017.
(b)	Security is a perpetual bond and has no definite maturity date.
(c)	Multi-Step Coupon. Rate disclosed is as of December 31, 2017.
(d)	The rate shown represents the fund's 7-day yield as of December 31, 2017.
(e)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended.  These securities may be resold in transactions exempt from registration to qualified institutional investors. At December 31, 2017, the market value of these securities total $2,020,342 which represents 0.97% of total net assets.

(f)	U.S. traded security of a foreign issuer or corporation.
(g)	Investment in affiliated security. Quasar Distributors, LLC, which serves as the Fund's distributor, is a
	subsidiary of U.S. Bancorp. Details of transactions with this affiliated company for the nine months
	ended December 31, 2017 were as follows:
	Issuer	U.S. Bancorp[1]
	Market Value at 3/31/17	$75,615
	Purchases	$0
	Sales	$0
	Amortization	($412)
	Change in Unrealized Appreciation (Depreciation)	$17
	Net Realized Gains (Losses)	$0
	Market Value at 12/31/17	$75,220
	Interest Income	$1,242

	[1]Par values were $75,000 and $75,000 at 3/31/17 and 12/31/17, respectively.

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.
Certain securities are valued primarily using dealer quotations. These securities are generally classified in Level 2 of the fair value hierarchy.

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company's service agent and will be classified in Level 1 of the fair value hierarchy.

Short-Term Debt Securities – Debt securities, including short-term debt instruments having a maturity of less than 60 days, are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of prices from a pricing service, the securities will be priced in accordance with the procedures adopted by the Board. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees ("Board") has delegated day-to-day valuation issues to a Valuation Committee of Manager Directed Portfolios (the "Trust")
which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund's administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available, or the closing price does not represent fair value, by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume, and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund's securities as of December 31, 2017:

	Level 1	Level 2	Level 3	Total

Corporate Bonds and Notes	$-	$147,585,477	$-	$147,585,477
Collateralized Mortgage Obligations	-	1,280,559	-	1,280,559
U.S. Government Agency Obligations	-	3,727,603	-	3,727,603
U.S. Treasury Obligations	-	39,763,885	-	39,763,885
Short-Term Investments	15,957,939	-	-	15,957,939
Total Investments in Securities	$15,957,939	$192,357,524	$-	$208,315,463

Refer to the Fund's Schedule of Investments for a detailed breakout of securities by industry classification. Transfers between levels are recognized at the end of the reporting period. During the nine months ended December 31, 2017, the Fund recognized no transfers beween levels. There were no Level 3 securities held in the Fund on December 31, 2017.

Item 2. Controls and Procedures.

(a)
The Registrant's President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Manager Directed Portfolios

By (Signature and Title)*/s/ Douglas J. Neilson
                                              Douglas J. Neilson, President

Date                                 2/13/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas J. Neilson
                                              Douglas J. Neilson, President

Date                                2/13/2018

By (Signature and Title)* /s/ Matther J. McVoy
                                              Matthew J. McVoy, Treasurer

Date                                2/13/2018

* Print the name and title of each signing officer under his or her signature.